Note 16 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net income tax payable at January 1	$ (1,461)	$ (419)	$ (163)
Current tax expense	(9,932)	(9,051)	(9,492)
Foreign currency movement	3,244	583	2,580
Tax paid	6,866	7,426	6,656
Net income tax payable at December 31	$ (1,284)	$ (1,461)	$ (419)